Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Compensation to non-executive directors [Member]
Related Parties (Tables) [Line Items]
Schedule of Transactions with Related Parties	Compensation to non-executive directors:
	For the year ended December 31,
	2025	2024	2023

Fees, including reimbursement of expenses	109	124	448
Share-based compensation	-	-	6
	109	124	454

Transactions with Related Parties [Member]
Related Parties (Tables) [Line Items]
Schedule of Transactions with Related Parties

Sigalit Kimchy: No consulting fees were paid to Sigalit Kimchy (wife of Yoav Kimchy, the Company’s Chief Technology Officer) during the year ended December 31, 2025. Ms. Kimchy had previously served as marcom and user interface lead under an employment agreement dated April 4, 2016.

	For the year ended December 31,
	2025	2024	2023

Consulting fees, including share-based compensation and reimbursement of expenses	188	95	19
	188	95	19